Cover Page Document	Nov. 02, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	LENNAR CORP /NEW/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11749
Entity Tax Identification Number	95-4337490
Entity Address, Address Line One	700 Northwest 107th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	305
Local Phone Number	559-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920760
Amendment Flag	false
Class A Common Stock, par value $.10
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $.10
Trading Symbol	LEN
Security Exchange Name	NYSE
Class B Common Stock, par value $.10
Entity Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $.10
Trading Symbol	LEN.B
Security Exchange Name	NYSE